GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
GOING CONCERN
Accumulated Deficit	$ (13,927,290)
Working Capital Deficit	(1,174,250)	$ (681,164)
Accumulated deficit	$ (13,927,289)	$ (13,416,867)	$ (12,966,074)